Cover - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 04, 2020
Cover [Abstract]
Document Type	10-K/A
Amendment Flag	true
Amendment Description	Adding XBRL to filing
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	000-53957
Entity Registrant Name	Golden Growers Cooperative
Entity Central Index Key	0001489874
Entity Incorporation, State or Country Code	MN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		15,490,480